Inventories and Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory Table [Table Text Block]

(dollars in millions)	2018	2017
Raw materials	$3,052	$2,038
Work-in-process	2,673	3,366
Finished goods	4,358	3,845
Contracts in progress	—	10,205
	10,083	19,454
Less:
Progress payments, secured by lien, on U.S. Government contracts	—	(236)
Billings on contracts in progress	—	(9,337)
	$10,083	$9,881